Income Taxes - Components of Net Deferred Income Tax Assets and Liabilities (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Deferred tax assets:
Net operating loss	₨ 550,923	$ 8,461	₨ 12,845
Tax on Inter - Company margin	500,474	7,687
Deferred revenue	216,225	3,321	192,267
Asset retirement obligation	79,325	1,218	6,707
Depreciation and amortization	957,272	14,702
Minimum alternate tax credit	456,152	7,006	165,345
Allowance for doubtful accounts	15,541	239	415
Other deductible temporary difference	59,410	912	44,975
Gross deferred tax assets	2,835,322	43,547	422,554
Valuation allowance	(715,340)	(10,987)	(12,845)	$ (197)	₨ (8,569)
Total net deferred tax assets	2,119,982	32,560	409,709
Deferred tax liabilities:
Depreciation and amortization	(1,911,206)	(29,353)	(1,261,828)
Other comprehensive income	(48,518)	(745)	(10,028)
Other deductible temporary difference			(19,335)
Total gross deferred tax liabilities	(1,959,724)	(30,099)	(1,291,191)
Net deferred tax (liability) asset			₨ (881,482)
Net deferred tax asset	₨ 160,258	$ 2,461